Other Income	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [text block] [Abstract]
OTHER INCOME
8	OTHER INCOME
	2020	2019	2018
	USD	USD	USD

Write-back of accrued interest not settled	754,929	-	-
Gain on sale of scrap	73,403	-	-

	828,332	-	-